Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - ETF Shares ETF) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Annual Total Return
2013	1.37%
2012	5.74%
2011	2.94%
2010	5.51%